SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Supplemental Cash Flow Information [Abstract]
Net cash paid for income taxes	$ 22	$ 48	$ 113
Cash paid for interest	$ 95	$ 89	$ 88